Income tax (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Unrecognized non-capital tax loss carry-forwards	$ 88,400	$ 120,600
Deferred tax liability	$ 0	$ 0
Canada [Member]
IfrsStatementLineItems [Line Items]
Total average effective tax rate	26.50%	26.50%
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Total average effective tax rate	30.00%	30.00%